Foreign currency swaps and forwards - financial instruments (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial liabilities
Opening value at January 1	€ 353	€ 90
Settled contracts	(353)
Fair value adjustments		(26)
Closing value at June 30		64
Foreign currency forwards
Financial assets
Opening value at January 1	0	343
Fair value adjustments	493	(314)
Closing value at 30 June	€ 493	€ 29